EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002 - Common Stock - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan interest in master trust, cost	$ 1,043,304	$ 1,098,280
Dividend income	$ 83,388